Retirement Plans (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan cost [Member]
Retirement Plans (Textuals) [Abstract]
Interest rate of Defined benefit pension plans, Minimum	5.00%
Interest rate of defined benefit pension plans, maximum	10.00%
Net funded status related to the defined benefit pension plans	$ 443	$ (383)	$ (406)
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2012	65
Net prior service cost that is expected to be recognized as a component of net periodic pension benefit cost	0
Expected contribution in next year	26
Weighted-average discount rate used to determine net periodic benefit cost	5.00%	5.30%	5.90%
Weighted-average assumptions used to determine net periodic pension benefit costs	5 to 15 years
Defined contribution plan cost [Member]
Retirement Plans (Textuals) [Abstract]
Number of shares held of company stock for employees by RSP	11	12
Maximum percentage of total pay that the employee can contribute to the retirement plan	5.00%
Additional annual conversion contributions of total pay that are provided into the RSP	8.00%
Total expense for all defined contribution retirement plans	252	217	118
Other postretirement benefit plan cost [Member]
Retirement Plans (Textuals) [Abstract]
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2012	0
Expected contribution in next year	$ 22
Weighted-average discount rate used to determine net periodic benefit cost	4.90%	5.40%	6.00%